Supplement to Prospectus Dated May 1, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
               Individual Nonqualified Variable Annuity Contracts

The prospectus dated May 1, 1997 is amended as follows:


Cover:
The following Funds, to the extent they are listed in your prospectus, will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:



               Replaced Fund                                          Substitute Fund
Scudder Variable Life Investment Fund--           Portfolio Partners Scudder International Growth Portfolio
 International Portfolio Class A Shares
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
 (Formerly TCI Growth)
Neuberger & Berman AMT Growth Portfolio           Portfolio Partners MFS Value Equity Portfolio
Alger American Growth Portfolio                   Portfolio Partners T. Rowe Price Growth Equity Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)
Franklin Government Securities Trust              Aetna Income Shares (bond)

The following Fund, if previously available in your prospectus, will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account).

                                    Closed
Lexington Natural Resources Trust










                The Date of this Supplement is August 21, 1997


X75998-97

Fee Table--2
The table under Annual Expenses of the Funds is amended by deleting the Replaced Funds and the Closed Fund after November 26, 1997 and adding the following Substitute Funds:



                                                              Investment
                                                              Advisory Fees      Other Expenses
                                                              (after expense     (after expense       Total Annual
                                                              reimbursement)     reimbursement)       Fund Expenses
Portfolio Partners Scudder International Growth Portfolio         .80%               .20%                 1.00%(1)
Portfolio Partners MFS Emerging Equities Portfolio                .70%(2)            .13%                  .83%(1)
Portfolio Partners MFS Research Growth Portfolio                  .70%(2)            .15%                  .85%(1)
Portfolio Partners MFS Value Equity Portfolio                     .65%               .25%                  .90%(1)
Portfolio Partners T. Rowe Price Growth Equity Portfolio          .60%               .15%                  .75%(1)

(1) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; .92% for the MFS Research Growth Portfolio; .90% for the MFS Value Equity Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.
(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.


Fee Table--3 The Hypothetical Illustrations (Example) in the Fee Table are amended by deleting all information with respect to the Replaced Funds and the Closed Fund for periods after November 26, 1997, and adding the following:


                                                  EXAMPLE A                                         EXAMPLE B
                                   If you withdraw the entire Account Value at     If you do not withdraw the entire Account
                                   the end of the periods shown, you would pay     Value, or if you annuitize at the end of the
                                   the following expenses, including any           periods shown, you would pay the following
                                   applicable deferred sales charge:               expenses (no deferred sales charge is reflected):

                                   1 year     3 years     5 years     10 years     1 year       3 years       5 years      10 years
                                   ------     -------     -------     --------     ------       -------       -------      --------
Portfolio Partners Scudder
International Growth Portfolio     $78        $136        $197        $298         $27          $82           $140         $298
Portfolio Partners MFS Emerging
Equities Portfolio                 $76        $131        $189        $281         $25          $77           $132         $281
Portfolio Partners MFS Research
Growth Portfolio                   $77        $132        $189        $283         $25          $78           $133         $283
Portfolio Partners MFS Value
Equity Portfolio                   $77        $133        $192        $288         $26          $79           $135         $288
Portfolio Partners T. Rowe Price
Growth Equity Portfolio            $76        $129        $185        $273         $24          $75           $128         $273

The Examples above assume that a mortality and expense risk charge of 1.25% on an annual basis, an administrative expense charge of 0.25% on an annual basis and an annual maintenance fee of $30 are assessed. Example A assumes that a deferred sales charge of 5% of the Account Value at the end of years 1, 3 and 5, and 0% at the end of year 10, is assessed. (Charges under your particular Contract may be lower. Please refer to Fee Table--1 of your Prospectus.)

Prospectus, Page 1

In the Section Investment Options, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock
Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. Information about the Closed Fund will be deleted after November 26, 1997, since it will not be eligible for the deposit of any new payments or transfers from other Funds. The following will be added:

Portfolio Partners Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

Portfolio Partners MFS Emerging Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

Portfolio Partners MFS Research Growth Portfolio seeks long-term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.

Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.

Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio; Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities, MFS Research Growth and MFS Value Equity Portfolios; and T. Rowe Price Associates, Inc. serves as the subadviser to the T. Rowe Price Growth Equity Portfolio.

Prospectus--"Transfer" Section
The Section in the prospectus discussing Transfers, is amended by adding the following to the Subsections on Dollar Cost Averaging (if available):

Amounts being transferred into a Replaced Fund will automatically be transferred into the Substitute Fund after November 26, 1997, unless you have been dollar cost averaging between the Aetna Variable Encore Fund and the Janus Aspen Short-Term Bond Portfolio (in either direction). In that event, or if amounts are to be transferred into a Closed Fund, your Dollar Cost Averaging will automatically terminate after November 26, 1997. To continue with Dollar Cost Averaging after that date, you must select Funds from the then-current list of available Funds.


X75998-97